Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2012
Short-Term and Long-Term Debt

11. Short-Term and Long-Term Debt

Short-term debt at March 31, 2012 and 2011, consisted of the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Banks, insurance companies and other financial institutions	¥170,824	¥130,308	$2,083,220
Commercial paper	45,000	—	548,780
Short-term debt	¥215,824	¥130,308	$2,632,000

The weighted-average annual interest rates applicable to short-term debt outstanding at March 31, 2012 and 2011, were 3.0% and 3.7%, respectively. Certain consolidated subsidiaries have entered into contracts for committed credit lines totaling ¥58,395 million ($712,134 thousand) and have unused committed lines of credit amounting to ¥12,544 million ($152,976 thousand) with certain financial institutions at March 31, 2012, which are available for full and immediate borrowings. The Company is party to a committed ¥120,000 million ($1,463,415 thousand) commercial paper program and unused committed commercial paper program amounting to ¥75,000 million ($914,634 thousand) at March 31, 2012, is available upon the satisfaction of certain customary procedural requirements. Long-term debt at March 31, 2012 and 2011, consisted of the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Long-term debt without collateral:
Banks, insurance companies and other financial institutions, maturing serially through 2012 – 2017, weighted-average rate 3.9%	¥240,629	¥217,554	$2,934,500
Euro Medium-Term Notes maturing serially through 2012 – 2016, weighted-average rate 1.7%	56,098	55,167	684,122
1.66% Unsecured Bonds due 2012	20,000	20,000	243,902
0.85% Unsecured Bonds due 2012	10,000	10,000	121,951
1.53% Unsecured Bonds due 2013	30,000	30,000	365,854
1.19% Unsecured Bonds due 2014	30,000	30,000	365,854
0.58% Unsecured Bonds due 2016	30,000	—	365,854
Capital lease obligations (Note 16)	12,536	48,526	152,878
Other	2,713	2,513	33,085

Total	431,976	413,760	5,268,000
Less: current maturities	(119,457)	(122,608)	(1,456,793)

Long-term debt	¥312,519	¥291,152	$3,811,207

In 1996, the Company, Komatsu Finance America Inc. and Komatsu Finance (Netherlands) B.V. registered the US$1.0 billion Euro Medium-Term Note Program (“the Program”) on the London Stock Exchange. On April 1, 1999, the registered amount of the Program was increased to US$1.2 billion. On October 14, 2003, Komatsu Europe Coordination Center N.V. and on September 25, 2008, Komatsu Capital Europe S.V. were added as an issuer under the Program, respectively. At March 31, 2012, the issuers under the Program were the Company, Komatsu Finance America Inc. and Komatsu Capital Europe S.A. Under the Program, each of the issuers may from time to time issue notes denominated in any currency as may be agreed between the relevant issuers and dealers. The issuers under the Program issued ¥29,095 million ($354,817 thousand) during the fiscal year ended March 31, 2012, and ¥14,427 million during the fiscal year ended March 31, 2011 of Euro Medium-Term Notes with various interest rates and maturity dates.

The Company has established a program to issue up to ¥100,000 million ($1,219,512 thousand) of variable term bonds.

As is customary in Japan, substantially all bank loans are made under agreements which provide that the banks may require, under certain conditions, the borrower to provide collateral, additional collateral or guarantors for its loans.

Lending banks have a right to offset cash deposited with them against any debt or obligation that becomes due and, in the case of default and certain other specified events, against all other debt payable to the banks.

Under certain loan agreements, the lender may require the borrower to submit proposals for the payment of dividends and other appropriations of earnings for the lender’s review and approval before presentation to the shareholders. Komatsu has never received such a request.

Annual maturities of long-term debt subsequent to March 31, 2012, excluding market value adjustments of ¥1,790 million ($21,829 thousand) are as follows:

Year ending March 31	Millions of yen
2013	¥118,418
2014	104,284
2015	118,876
2016	44,498
2017	43,281
2018 and thereafter	829

Total	¥430,186